Subsequent events (Details) - Feb. 23, 2021 - Potential ordinary share transactions [member] $ in Millions	SFr / shares	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (per share) | SFr / shares	SFr 0.10
Dividends declared, amount | $		$ 56
Dividends declared (per share) | SFr / shares	SFr 0.10
Dividends declared, amount | $		$ 56